LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2019
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

22   LOSS PER ORDINARY SHARE

The computation of basic and diluted loss per share is as follows:

	Years ended December 31,
	2017	2018	2019

Net loss	(326,900)	(430,268)	(442,083)

Change in redemption value of redeemable preferred shares	—	—	(17,760)
Cumulative dividend on redeemable preferred shares	—	—	(40,344)
Net loss attributable to ordinary shareholders	(326,900)	(430,268)	(500,187)

Weighted average number of ordinary shares outstanding - basic and diluted	784,566,371	990,255,959	1,102,953,366

Loss per ordinary share - basic and diluted	(0.42)	(0.43)	(0.45)

Note:     During the years ended December 31, 2017 and 2019, the Company issued 20,000,000 and 48,962,896 ordinary shares, respectively, to its share depository bank, which have been and will continue to be used to settle stock option and restricted share awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of loss per ordinary share. Any ordinary shares not used in the settlement of stock option and restricted share awards will be returned to the Company.

The following securities were excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive. The share options and restricted shares below represented the maximum number of shares to be issued.

	Years ended December 31,
	2017	2018	2019

Share options/restricted shares	52,612,856	54,289,936	47,986,392
Convertible bonds payable	—	46,527,600	46,527,600
Total	52,612,856	100,817,536	94,513,992